Volkswagen Auto Loan Enhanced Trust 2014-1	Exhibit 99.1

MONTHLY SERVICER CERTIFICATE

For the collection period ended 2-28-2015

A.	DATES			Begin	End	# days
1	Determination Date				3/18/2015
2	Payment Date				3/20/2015
3	Collection Period			2/1/2015	2/28/2015	28
4	Monthly Interest Period - Actual/360			2/20/2015	3/19/2015	28
5	Monthly Interest - 30/360					30

B.	SUMMARY
		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	288,000,000.00	—	—	—	—
7	Class A-2 Notes	418,000,000.00	337,727,617.27	30,469,429.04	307,258,188.23	0.7350674
8	Class A-3 Notes	418,000,000.00	418,000,000.00	—	418,000,000.00	1.0000000
9	Class A-4 Notes	126,000,000.00	126,000,000.00	—	126,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$881,727,617.27	$30,469,429.04	$851,258,188.23

11	Overcollateralization	38,660,147.26	38,660,147.26		38,660,147.26

12	Adjusted Pool Balance	$1,288,660,147.26	$920,387,764.53	$30,469,429.04	$889,918,335.49

13	YSOC	45,906,697.74	30,358,412.90		29,102,052.98

14	Net Pool Balance	$1,334,566,845.00	$950,746,177.43	$30,469,429.04	$919,020,388.47

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.19000%	—	—	—	—
16	Class A-2 Notes	0.42000%	118,204.67	0.2827863	30,587,633.71	73.1761572
17	Class A-3 Notes	0.91000%	316,983.33	0.7583333	316,983.33	0.7583333
18	Class A-4 Notes	1.45000%	152,250.00	1.2083333	152,250.00	1.2083333

	Total Securities		587,438.00		31,056,867.04

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					19,099,587.76
20	Scheduled Interest Payments Received					1,831,945.67
21	Prepayments of Principal Received					1,901,849.92
22	Liquidation Proceeds					10,252,360.25
23	Recoveries Received					143,279.76
24	Other Payments Received to Reduce Principal
25	Subtotal: Total Collections					33,229,023.36

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					273.30

28	Total Available Funds, prior to Servicer Advances					33,229,296.66

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					33,229,296.66

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					33,229,296.66

D.	DISTRIBUTIONS
	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					792,288.48
35	Class A Noteholder Interest (Item 50)					587,438.00
36	Principal Distribution Amount (Item 75)					30,469,429.04
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,380,141.14

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	792,288.48	—	792,288.48

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	118,204.67	—	118,204.67
44	Class A-3 Interest	316,983.33	—	316,983.33
45	Class A-4 Interest	152,250.00	—	152,250.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	587,438.00	—	587,438.00

E.	CALCULATIONS
	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			920,387,764.53
52	Beginning Net Pool Balance		950,746,177.43
53	Receipts of Scheduled Principal		(19,099,587.76)
54	Receipts of Prepaid Principal		(1,901,849.92)
55	Liquidation Proceeds		(10,252,360.25)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(471,991.03)

59	Ending Net Pool Balance		919,020,388.47
60	Yield Supplement Overcollateralization Amount		29,102,052.98

61	Adjusted Pool Balance		889,918,335.49
62	Less: Adjusted Pool Balance - End of Collection Period			889,918,335.49

63	Calculated Principal Distribution Amount			30,469,429.04

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			33,229,296.66
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			792,288.48
67	Less: Interest Paid to Noteholders (Item 35)			587,438.00
68	Less: Calculated Principal Distribution (Item 63)			30,469,429.04

69	Equals: Remaining Available Funds before Servicer Advance			1,380,141.14
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,380,141.14
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			30,469,429.04

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F.	RESERVE ACCOUNT
	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,300.74, and (b) the aggregate note balance)			6,443,300.74
81	Initial Reserve Account Balance			1,288,660.15
82	Beginning Reserve Account Balance			6,443,300.74
83	Plus: Net Investment Income for the Collection Period			273.30

84	Subtotal: Reserve Fund Available for Distribution			6,443,574.04
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,574.04
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			273.30

89	Equals: Ending Reserve Account Balance			6,443,300.74

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS
	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,334,566,845	919,020,388
92	Number of Current Contracts		54,727	47,693
93	Weighted Average Loan Rate		2.44%	2.41%
94	Average Remaining Term		58.0	46.8
95	Average Original Term		64.19	64.7
96	Monthly Prepayment Rate			1.10%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		18	471,991.03
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			143,279.76

100	Net Principal Losses for Current Collection Period		18	328,711.27

101	Beginning Net Principal Losses		136	2,687,766.51
102	Net Principal Losses for Current Collection Period		18	328,711.27

103	Cumulative Net Principal Losses		154	3,016,477.78

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,334,556,845.01)			0.23%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	99.61%	47,534	915,423,650.34
106	31 - 60 Days Delinquent	0.33%	136	3,028,749.61
107	61 - 90 Days Delinquent	0.06%	23	567,988.52

108	Total	100.00%	47,693	919,020,388.47

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent
Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on
Delinquency and Loss Experience

	None in the current month